Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The changes in the carrying amount of goodwill were as follows (in millions):

	As of		As of
	December 31, 2021	Goodwill impairment	December 31, 2022
Goodwill	$1,114	$—	$1,114
Accumulated impairment loss	—	(1,114)	(1,114)
Carrying amount of goodwill	$1,114	$(1,114)	$—
During the second quarter and fourth quarter of 2022, the market price of the Company’s Class A common stock and its market capitalization declined significantly. As a result, the Company determined that a triggering event had occurred and goodwill impairment assessments were performed.
For each goodwill impairment assessment, the Company utilized a market approach valuation method utilizing the observable market price of the Company’s Class A common stock as it represented the best evidence of the fair value of its reporting unit. Based on the results, the Company recognized a $1,114 million goodwill impairment during the twelve months ended December 31, 2022.